Prepaid Expenses and Other Current assets	12 Months Ended
Mar. 31, 2025
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current assets

Note 5 - Prepaid Expenses and Other Current assets

	For the Years Ended March 31,
	2025	2024
Prepaid expenses	$69	$91,490
Other receivables, net	35,855	177,849
Prepaid expenses and other current assets	$35,923	$269,339